NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Earnings Per Share
	Three months ended			Three months ended
	September 30, 2012			September 30, 2011
	(000's omitted, except per share data)
	Total	Common Stock	Class C Common Stock	Total	Common Stock	Class C Common Stock
Basic Numerator:
Net income available to common stockholders	$1,452	$1,355	$25	$1,513	$1,409	$27
Denominator:
Weighted average shares outstanding	5,901	5,901	383	5,669	5,669	383
Basic income per common share	$0.25	$0.23	$0.06	$0.27	$0.25	$0.07
Diluted Denominator:
Weighted average shares outstanding		5,901	383		5,669	383
Stock options		—	—		—	—
Convertible Class C Stock		128	—		128	—
Total Denominator for diluted earnings per share		6,029	383		5,797	383
Diluted income per common share		$0.22	$0.06		$0.24	$0.07